Note 15 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2024	2023
Non-consolidated investments	$47,881	$29,631
Co-investment commitments	31,893	42,395
Maximum exposure to loss	$79,774	$72,026